Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Valuation of certain fair value hedges associated with fixed rate debt	$ (11)	$ (20)